UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Corporate Bond Fund	October 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.23%
Blackstone Mortgage Trust 4.75% exercise price $36.23,
maturity date 3/15/23	1,864,000	$1,841,123
Total Convertible Bond (cost $1,845,622)		1,841,123

Corporate Bonds – 94.20%
Banking – 19.53%
Ally Financial 8.00% 11/1/31	1,840,000	2,221,800
Banco Santander 3.848% 4/12/23	3,200,000	3,100,125
Bank of America
4.271% 7/23/29 µ	6,065,000	5,988,690
5.625% 7/1/20	4,635,000	4,811,080
Bank of New York Mellon 4.625%µψ	5,430,000	5,151,713
Barclays
7.75%µψ	2,810,000	2,810,562
8.25%µψ	2,750,000	2,766,211
Compass Bank 3.875% 4/10/25	5,970,000	5,677,044
Credit Suisse Group
144A 7.25%#µψ	2,000,000	1,982,500
144A 7.50%#µψ	3,950,000	4,029,000
Fifth Third Bancorp 3.95% 3/14/28	3,860,000	3,763,500
Fifth Third Bank 3.85% 3/15/26	7,115,000	6,910,391
Goldman Sachs Group
5.15% 5/22/45	2,520,000	2,472,529
6.00% 6/15/20	10,295,000	10,717,600
JPMorgan Chase & Co.
3.797% 7/23/24 µ	4,250,000	4,226,360
4.203% 7/23/29 µ	3,180,000	3,135,964
6.75%µψ	4,000,000	4,271,000
KeyBank 3.40% 5/20/26	10,360,000	9,747,461
Lloyds Banking Group 7.50%µψ	2,050,000	2,073,063
Morgan Stanley
3.737% 4/24/24 µ	5,125,000	5,066,134
3.772% 1/24/29 µ	100,000	94,885
5.00% 11/24/25	4,230,000	4,337,554
5.50% 1/26/20	3,960,000	4,065,538
PNC Bank 4.05% 7/26/28	5,525,000	5,427,980
PNC Financial Services Group 5.00%µψ	4,560,000	4,420,920
Popular 6.125% 9/14/23	5,020,000	5,091,786
Royal Bank of Scotland Group
3.875% 9/12/23	1,350,000	1,300,232
4.519% 6/25/24 µ	3,585,000	3,551,138
8.625%µψ	2,470,000	2,602,763
Santander UK 144A 5.00% 11/7/23 #	3,765,000	3,779,401

NQ-460 [10/18] 12/18 (686836)     1

Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
SunTrust Banks 4.00% 5/1/25	3,575,000	$3,550,102
SVB Financial Group 3.50% 1/29/25	655,000	629,260
UBS 7.625% 8/17/22	5,055,000	5,547,863
UBS Group Funding Switzerland 6.875% 1/1/00 µψ	2,245,000	2,288,892
US Bancorp
2.375% 7/22/26	2,560,000	2,299,683
3.15% 4/27/27	6,325,000	5,969,430
USB Capital IX 3.50% (LIBOR03M + 1.02%)ψ●	3,207,000	2,794,099
Wells Fargo Capital X 5.95% 12/15/36	5,645,000	5,927,250
Westpac Banking 5.00%µψ	1,180,000	1,033,338
Zions Bancorporation 4.50% 6/13/23	2,860,000	2,876,526
		158,511,367
Basic Industry – 6.28%
Anglo American Capital
144A 4.75% 4/10/27 #	8,565,000	8,258,942
144A 4.875% 5/14/25 #	3,910,000	3,859,163
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	9,455,000	9,873,384
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	3,635,000	3,362,375
Dow Chemical 8.55% 5/15/19	6,930,000	7,128,490
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,723,517
Georgia-Pacific 8.00% 1/15/24	4,345,000	5,170,346
SASOL Financing USA
5.875% 3/27/24	1,150,000	1,159,933
6.50% 9/27/28	1,165,000	1,181,294
Syngenta Finance
144A 3.933% 4/23/21 #	2,560,000	2,548,611
144A 4.441% 4/24/23 #	3,610,000	3,556,102
144A 5.182% 4/24/28 #	2,260,000	2,142,198
		50,964,355
Brokerage – 2.96%
Charles Schwab
3.85% 5/21/25	2,080,000	2,082,284
5.00%µψ	1,480,000	1,407,850
E*TRADE Financial
3.80% 8/24/27	2,395,000	2,243,393
5.30%µψ	35,000	33,863
5.875%µψ	3,105,000	3,097,237
Intercontinental Exchange 4.25% 9/21/48	3,220,000	3,007,544
Jefferies Group
4.15% 1/23/30	1,725,000	1,508,513
6.45% 6/8/27	5,627,000	5,978,631
6.50% 1/20/43	1,575,000	1,580,414

2     NQ-460 [10/18] 12/18 (686836)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Lazard Group
3.625% 3/1/27	2,260,000	$2,078,257
3.75% 2/13/25	1,075,000	1,029,391
		24,047,377
Capital Goods – 3.40%
Allegion US Holding 3.55% 10/1/27	1,666,000	1,510,750
Ardagh Packaging Finance 144A 4.625% 5/15/23 #	3,475,000	3,388,125
Crown Americas 144A 4.75% 2/1/26 #	1,115,000	1,055,069
Harris 4.40% 6/15/28	2,210,000	2,215,701
L3 Technologies
3.85% 6/15/23	4,900,000	4,890,529
4.40% 6/15/28	5,120,000	5,123,338
Nvent Finance 4.55% 4/15/28	4,375,000	4,236,235
TransDigm UK Holdings 144A 6.875% 5/15/26 #	1,800,000	1,800,000
United Technologies 4.125% 11/16/28	3,460,000	3,411,804
		27,631,551
Communications – 15.45%
Altice France 144A 6.25% 5/15/24 #	2,020,000	1,946,775
AMC Networks 4.75% 8/1/25	2,450,000	2,283,645
American Tower Trust I 144A 3.07% 3/15/23 #	2,726,000	2,644,563
Anixter 144A 6.00% 12/1/25 #	1,570,000	1,577,850
AT&T
144A 4.30% 2/15/30 #	5,540,000	5,217,591
4.50% 3/9/48	2,025,000	1,693,750
5.25% 3/1/37	3,865,000	3,707,698
CCO Holdings
144A 5.125% 5/1/23 #	870,000	867,825
144A 5.50% 5/1/26 #	2,565,000	2,504,081
144A 5.875% 4/1/24 #	335,000	338,769
Charter Communications Operating
4.50% 2/1/24	2,970,000	2,977,031
5.375% 4/1/38	6,050,000	5,568,215
Comcast
3.70% 4/15/24	7,525,000	7,504,720
4.70% 10/15/48	3,270,000	3,177,570
Crown Castle International 5.25% 1/15/23	2,580,000	2,693,290
Crown Castle Towers
144A 3.663% 5/15/25 #	4,035,000	3,934,972
144A 4.241% 7/15/28 #	1,870,000	1,870,150
CSC Holdings
144A 5.375% 2/1/28 #	2,720,000	2,570,400
144A 6.625% 10/15/25 #	2,125,000	2,231,250

NQ-460 [10/18] 12/18 (686836)     3

Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Discovery Communications 5.20% 9/20/47	4,325,000	$4,008,862
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,083,482
Myriad International Holdings 144A 4.85% 7/6/27 #	1,585,000	1,536,499
SBA Tower Trust 144A 2.898% 10/15/19 #	3,005,000	2,988,227
Sprint Spectrum
144A 3.36% 9/20/21 #	2,906,250	2,884,453
144A 4.738% 3/20/25 #	4,195,000	4,200,244
Telefonica Emisiones 4.895% 3/6/48	4,025,000	3,596,865
TELUS 4.60% 11/16/48	8,305,000	7,978,821
Time Warner Cable 7.30% 7/1/38	8,125,000	8,984,972
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,728,060
UPC Holding 144A 5.50% 1/15/28 #	2,760,000	2,559,900
UPCB Finance IV 144A 5.375% 1/15/25 #	1,600,000	1,560,800
Verizon Communications 4.50% 8/10/33	8,745,000	8,517,006
Viacom 4.375% 3/15/43	6,035,000	4,956,450
Vodafone Group 3.75% 1/16/24	4,790,000	4,688,228
Warner Media 4.85% 7/15/45	4,275,000	3,815,449
		125,398,463
Consumer Cyclical – 5.39%
American Axle & Manufacturing 6.25% 3/15/26	2,540,000	2,406,650
Best Buy 4.45% 10/1/28	3,825,000	3,683,369
Boyd Gaming
6.00% 8/15/26	475,000	460,750
6.375% 4/1/26	2,920,000	2,905,400
Dollar Tree
3.70% 5/15/23	4,510,000	4,399,654
4.00% 5/15/25	3,810,000	3,666,267
Ford Motor Credit 4.14% 2/15/23	7,415,000	7,203,873
General Motors Financial
4.35% 4/9/25	7,425,000	7,162,484
5.25% 3/1/26	2,150,000	2,150,025
GLP Capital 5.30% 1/15/29	1,860,000	1,834,425
Royal Caribbean Cruises 3.70% 3/15/28	6,170,000	5,673,043
Service Corp. International 4.625% 12/15/27	2,320,000	2,180,800
		43,726,740
Consumer Non-Cyclical – 5.30%
AbbVie 4.25% 11/14/28	4,690,000	4,530,707
Aramark Services 144A 5.00% 2/1/28 #	950,000	903,687
AstraZeneca 4.00% 1/17/29	4,820,000	4,648,252
BAT Capital 144A 3.222% 8/15/24 #	2,050,000	1,937,210
Bayer US Finance II 144A 4.875% 6/25/48 #	1,860,000	1,740,838
Becton Dickinson 3.363% 6/6/24	2,880,000	2,755,591

4     NQ-460 [10/18] 12/18 (686836)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Campbell Soup 3.65% 3/15/23	2,190,000	$2,125,368
Conagra Brands
4.30% 5/1/24	1,575,000	1,579,335
5.30% 11/1/38	2,150,000	2,088,601
CVS Health 4.30% 3/25/28	8,745,000	8,546,485
Encompass Health 5.75% 11/1/24	2,775,000	2,778,469
Mylan 144A 4.55% 4/15/28 #	3,005,000	2,786,208
Reynolds American 6.875% 5/1/20	1,435,000	1,506,081
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	985,000	981,372
6.75% 3/1/28	1,915,000	1,961,581
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,175,425
		43,045,210
Electric – 8.41%
AES 4.50% 3/15/23	2,094,000	2,067,825
Ameren Illinois 9.75% 11/15/18	4,971,000	4,983,553
Ausgrid Finance
144A 3.85% 5/1/23 #	2,000,000	1,983,153
144A 4.35% 8/1/28 #	2,750,000	2,705,626
Avangrid 3.15% 12/1/24	3,485,000	3,300,234
CenterPoint Energy
4.25% 11/1/28	2,675,000	2,654,516
6.125%µψ	3,580,000	3,620,275
Cleveland Electric Illuminating 5.50% 8/15/24	4,605,000	4,983,196
ComEd Financing III 6.35% 3/15/33	4,635,000	4,866,750
Consumers Energy
3.80% 11/15/28	1,115,000	1,110,809
4.35% 4/15/49	1,075,000	1,070,544
Electricite de France
144A 4.50% 9/21/28 #	4,550,000	4,404,820
144A 5.00% 9/21/48 #	3,500,000	3,235,123
Emera 6.75% 6/15/76 µ	5,600,000	5,866,000
Enel 144A 8.75% 9/24/73 #µ	4,125,000	4,465,313
Enel Finance International
144A 3.625% 5/25/27 #	5,115,000	4,449,811
144A 4.625% 9/14/25 #	2,715,000	2,570,553
IPALCO Enterprises 3.70% 9/1/24	2,075,000	2,005,382
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	3,235,000	3,254,311
NV Energy 6.25% 11/15/20	4,475,000	4,714,733
		68,312,527

NQ-460 [10/18] 12/18 (686836)     5

Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy – 12.67%
AmeriGas Partners 5.75% 5/20/27	4,086,000	$3,810,195
Andeavor Logistics 4.25% 12/1/27	4,455,000	4,248,461
BP Capital Markets America 3.796% 9/21/25	4,240,000	4,159,776
Cheniere Energy Partners 144A 5.625% 10/1/26 #	3,435,000	3,392,063
Enbridge
6.00% 1/15/77 µ	3,600,000	3,383,660
6.25% 3/1/78 µ	1,810,000	1,699,942
Enbridge Energy Partners
4.375% 10/15/20	770,000	780,616
5.50% 9/15/40	1,320,000	1,355,001
Energy Transfer Operating 6.625%µψ	5,105,000	4,738,078
Energy Transfer Partners 6.00% 6/15/48	1,365,000	1,349,453
Enterprise Products Operating 4.80% 2/1/49	1,325,000	1,279,219
Kinder Morgan
5.05% 2/15/46	4,500,000	4,266,916
5.20% 3/1/48	3,110,000	3,014,066
Kinder Morgan Energy Partners 9.00% 2/1/19	3,600,000	3,652,154
Marathon Oil 5.20% 6/1/45	4,395,000	4,327,278
MPLX 4.875% 12/1/24	7,875,000	8,074,786
Newfield Exploration
5.625% 7/1/24	1,345,000	1,388,713
5.75% 1/30/22	1,085,000	1,124,331
Noble Energy
3.85% 1/15/28	4,190,000	3,849,563
4.95% 8/15/47	1,395,000	1,270,138
NuStar Logistics 5.625% 4/28/27	2,585,000	2,481,600
ONEOK 7.50% 9/1/23	4,985,000	5,641,790
Petrobras Global Finance 7.25% 3/17/44	2,560,000	2,478,400
Petroleos Mexicanos 6.75% 9/21/47	3,125,000	2,699,687
Sabine Pass Liquefaction
5.625% 3/1/25	4,500,000	4,704,327
5.75% 5/15/24	2,370,000	2,512,970
5.875% 6/30/26	2,915,000	3,099,505
Sunoco Logistics Partners Operations 4.25% 4/1/24	650,000	641,773
Targa Resources Partners 144A 5.875% 4/15/26 #	2,370,000	2,395,181
TransCanada PipeLines 5.10% 3/15/49	2,290,000	2,300,684
Transcanada Trust 5.875% 8/15/76 µ	2,245,000	2,215,591
Transcontinental Gas Pipe Line
4.00% 3/15/28	1,715,000	1,651,203
4.60% 3/15/48	2,035,000	1,881,019
Williams
3.75% 6/15/27	1,770,000	1,651,207

6     NQ-460 [10/18] 12/18 (686836)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Williams
4.55% 6/24/24	2,280,000	$2,297,820
Williams Partners 4.85% 3/1/48	3,350,000	3,070,288
		102,887,454
Finance Companies – 3.44%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	3,095,000	3,187,850
AerCap Ireland Capital 3.65% 7/21/27	9,910,000	8,909,013
Aviation Capital Group 144A 3.50% 11/1/27 #	4,685,000	4,219,097
Depository Trust & Clearing 144A 4.875%#µψ	6,000,000	6,022,500
GE Capital International Funding Co. Unlimited
4.418% 11/15/35	3,190,000	2,760,981
International Lease Finance 8.625% 1/15/22	2,500,000	2,834,554
		27,933,995
Insurance – 2.74%
AXA Equitable Holdings
144A 3.90% 4/20/23 #	1,565,000	1,548,152
144A 5.00% 4/20/48 #	4,075,000	3,643,970
Halfmoon Parent 144A 4.125% 11/15/25 #	5,870,000	5,811,535
MetLife 144A 9.25% 4/8/38 #	2,160,000	2,872,800
Voya Financial 144A 4.70% 1/23/48 #µ	3,390,000	2,923,875
Willis North America
3.60% 5/15/24	915,000	881,472
4.50% 9/15/28	2,550,000	2,529,070
XLIT 4.894% (LIBOR03M + 2.46%)ψ●	2,042,000	2,006,510
		22,217,384
Natural Gas – 0.30%
Sempra Energy 3.80% 2/1/38	2,785,000	2,433,488
		2,433,488
Real Estate Investment Trusts – 2.36%
Corporate Office Properties 5.25% 2/15/24	5,730,000	5,890,277
ESH Hospitality 144A 5.25% 5/1/25 #	3,070,000	2,912,663
Host Hotels & Resorts 3.75% 10/15/23	2,945,000	2,867,500
Kilroy Realty 3.45% 12/15/24	2,965,000	2,821,128
LifeStorage 3.50% 7/1/26	2,745,000	2,528,730
WP Carey 4.60% 4/1/24	2,120,000	2,133,943
		19,154,241
Technology – 5.50%
Broadcom 3.50% 1/15/28	2,755,000	2,430,084
CDK Global
4.875% 6/1/27	4,550,000	4,282,687
5.875% 6/15/26	740,000	746,475

NQ-460 [10/18] 12/18 (686836)     7

Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Corning
4.375% 11/15/57	1,755,000	$1,432,140
5.35% 11/15/48	970,000	971,581
Dell International
144A 6.02% 6/15/26 #	3,375,000	3,504,841
144A 8.10% 7/15/36 #	2,180,000	2,469,668
Fiserv 4.20% 10/1/28	2,655,000	2,633,613
Marvell Technology Group 4.875% 6/22/28	4,680,000	4,599,974
Microchip Technology
144A 3.922% 6/1/21 #	2,945,000	2,925,534
144A 4.333% 6/1/23 #	7,910,000	7,742,129
MSCI 144A 4.75% 8/1/26 #	2,830,000	2,738,025
NXP
144A 4.125% 6/1/21 #	1,200,000	1,198,500
144A 4.625% 6/1/23 #	2,765,000	2,747,719
Tencent Holdings 144A 3.925% 1/19/38 #	1,755,000	1,527,810
Vantiv 144A 4.375% 11/15/25 #	2,815,000	2,667,213
		44,617,993
Transportation – 0.47%
DAE Funding
144A 4.50% 8/1/22 #	540,000	527,850
144A 5.00% 8/1/24 #	540,000	527,850
FedEx 4.05% 2/15/48	3,300,000	2,797,468
		3,853,168
Total Corporate Bonds (cost $792,687,424)		764,735,313

Municipal Bonds – 1.20%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	2,195,000	2,140,015
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	330,000	381,397
Los Angeles, California Department of Water & Power
Revenue
(Federally Taxable - Direct Payment - Build America
Bonds) Series D 6.574% 7/1/45	5,365,000	7,198,489
Total Municipal Bonds (cost $7,883,388)		9,719,901

Loan Agreements – 2.44%
Altice France Tranche B13 1st Lien 6.28% (LIBOR01M +
4.00%) 1/31/26 ●	2,500,000	2,470,000
BWAY Holding Tranche B 1st Lien 5.658% (LIBOR03M +
3.25%) 4/3/24 ●	2,493,687	2,482,777

8     NQ-460 [10/18] 12/18 (686836)

	Principal amount°	Value (US $)
Loan Agreements (continued)
First Data 1st Lien 4.287% (LIBOR01M + 2.00%) 4/26/24 ●	2,500,000	$2,497,273
MPH Acquisition Holdings Tranche B 1st Lien 5.136%
(LIBOR03M + 2.75%) 6/7/23 ●	2,405,822	2,403,755
Scientific Games International Tranche B5 1st Lien 5.046%
(LIBOR02M + 2.75%) 8/14/24 ●	2,493,734	2,473,991
Stars Group Holdings Tranche B 1st Lien 5.886%
(LIBOR03M + 3.50%) 7/10/25 ●	2,493,750	2,504,660
Unitymedia Finance Tranche E 1st Lien 4.28% (LIBOR01M
+2.00%) 6/1/23 ●	2,500,000	2,499,553
USI Tranche B 1st Lien 5.386% (LIBOR03M + 3.00%)
5/16/24 ●	2,493,703	2,482,481
Total Loan Agreements (cost $19,790,118)		19,814,490

	Number of shares
Convertible Preferred Stock – 0.64%
A Schulman 6.00% exercise price $52.33 ψ	2,808	2,899,260
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	52,027	2,344,337
Total Convertible Preferred Stock (cost $5,517,906)		5,243,597

Preferred Stock – 0.66%
Bank of America 6.50% µψ	2,610,000	2,771,037
GMAC Capital Trust I 8.099% 2/15/40 (LIBOR03M +
5.785%)●	50,000	1,313,000
Morgan Stanley 5.55% µψ	895,000	905,069
USB Realty 144A 3.583% (LIBOR03M + 1.147%)#ψ●	400,000	360,000
Total Preferred Stock (cost $4,840,625)		5,349,106

	Principal amount°
Short-Term Investments – 0.53%
Discount Note – 0.08%≠
Federal Home Loan Bank 2.00% 11/1/18	648,862	648,862
		648,862
Repurchase Agreements – 0.45%
Bank of America Merrill Lynch
2.12%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $499,154 (collateralized by US
government obligations 0.00% 5/15/19–8/15/31;
market value $509,107)	499,125	499,125
Bank of Montreal
2.10%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $1,372,673 (collateralized by US
government obligations 0.00%–3.75%
11/1/18–2/15/47; market value $1,400,046)	1,372,593	1,372,593

NQ-460 [10/18] 12/18 (686836)     9

Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
2.17%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $1,762,566 (collateralized by US
government obligations 0.00%–8.00%
2/28/19–8/15/46; market value $1,797,709)	1,762,460	$1,762,460
		3,634,178
Total Short-Term Investments (cost $4,283,040)		4,283,040

Total Value of Securities – 99.90%
(cost $836,848,123)		810,986,570
Receivables and Other Assets Net of Liabilities – 0.10%★		836,411
Net Assets Applicable to 147,809,759 Shares Outstanding – 100.00%		$811,822,981

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2018, the aggregate value of Rule 144A securities was $197,100,810, which represents 24.28% of the Fund’s net assets.
★	Includes $72,000 cash collateral held for futures contracts as of October 31, 2018.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Oct. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

10     NQ-460 [10/18] 12/18 (686836)

The following futures contracts were outstanding at Oct. 31, 2018:

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury 2
(118)	yr Notes	$(24,857,438)	$(24,940,072)	1/2/19	$82,634	$—	$14,750
	US Treasury 10
(154)	yr Notes	(18,239,375)	(18,514,455)	12/20/18	275,080	—	52,938
	US Treasury
86	Long Bonds	11,878,750	12,416,456	12/20/18	—	(537,706)	(67,188)
Total Futures Contracts			$(31,038,071)		$357,714	$(537,706)	$500

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
USD – United States Dollar
yr – Year

See accompanying notes.

NQ-460 [10/18] 12/18 (686836)     11

Notes
Delaware Corporate Bond Fund	October 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Income Funds (Trust) – Delaware Corporate Bond Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, July 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

12     NQ-460 [10/18] 12/18 (686836)

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Corporate Debt	$—	$766,576,436	$766,576,436
Municipal Bonds	—	9,719,901	9,719,901
Loan Agreements	—	19,814,490	19,814,490
Convertible Preferred Stock	—	5,243,597	5,243,597
Preferred Stock	—	5,349,106	5,349,106
Short-Term Investments	—	4,283,040	4,283,040
Total Value of Securities	$—	$810,986,570	$810,986,570
Derivatives[1]
Assets:
Futures Contracts	$357,714	$—	$357,714
Liabilities:
Futures Contracts	(537,706)	—	(537,706)

1Future contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended Oct. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

NQ-460 [10/18] 12/18 (686836)     13

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Oct. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2018, that would require recognition or disclosure on the Fund’s “Schedule of investments.”

14     NQ-460 [10/18] 12/18 (686836)

Schedule of investments
Delaware Extended Duration Bond Fund	October 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds – 0.33%
Blackstone Mortgage Trust 4.375% exercise price $35.67,
maturity date 5/5/22	1,057,000	$1,045,296
Blackstone Mortgage Trust 4.75% exercise price $36.23,
maturity date 3/15/23	1,038,000	1,025,261
Total Convertible Bonds (cost $2,094,853)		2,070,557

Corporate Bonds – 94.41%
Banking – 11.04%
Ally Financial 8.00% 11/1/31	595,000	718,463
Bank of America 4.271% 7/23/29 µ	6,700,000	6,615,700
Bank of New York Mellon 4.625%µψ	3,275,000	3,107,156
Credit Suisse Group 144A 6.25%#µψ	1,147,000	1,119,077
Credit Suisse Group Funding Guernsey 4.875% 5/15/45	2,725,000	2,674,686
Fifth Third Bank 3.85% 3/15/26	5,000,000	4,856,213
Goldman Sachs Group
4.223% 5/1/29 µ	1,830,000	1,778,395
5.15% 5/22/45	6,500,000	6,377,556
JPMorgan Chase & Co.
3.897% 1/23/49 µ	8,895,000	7,759,574
3.964% 11/15/48 µ	1,300,000	1,142,714
6.75%µψ	1,500,000	1,601,625
KeyBank 6.95% 2/1/28	2,467,000	2,904,314
Lloyds Banking Group 4.344% 1/9/48	5,545,000	4,625,016
Morgan Stanley
4.375% 1/22/47	5,120,000	4,783,921
4.457% 4/22/39 µ	1,095,000	1,049,145
5.00% 11/24/25	1,450,000	1,486,868
PNC Financial Services Group 5.00%µψ	2,705,000	2,622,497
UBS 7.625% 8/17/22	4,020,000	4,411,950
UBS Group Funding Switzerland 6.875% 1/1/00 µψ	1,165,000	1,187,777
US Bancorp
2.375% 7/22/26	1,275,000	1,145,350
5.125%µψ	2,805,000	2,840,063
USB Capital IX 3.50% (LIBOR03M + 1.02%)ψ●	810,000	705,713
Wells Fargo Capital X 5.95% 12/15/36	3,245,000	3,407,250
Westpac Banking 5.00%µψ	875,000	766,246
		69,687,269
Basic Industry – 4.92%
Anglo American Capital
144A 4.75% 4/10/27 #	2,285,000	2,203,349
144A 4.875% 5/14/25 #	2,500,000	2,467,495
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,248,000	1,303,224
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	2,070,000	1,914,750

NQ-464 [10/18] 12/18 (68830)     1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Georgia-Pacific 8.00% 1/15/24	3,280,000	$3,903,046
Goldcorp 5.45% 6/9/44	3,980,000	3,980,993
International Paper 4.40% 8/15/47	1,976,000	1,712,549
Nucor 4.40% 5/1/48	5,065,000	4,755,503
RPM International 4.25% 1/15/48	3,115,000	2,606,842
Westlake Chemical 4.375% 11/15/47	7,315,000	6,216,618
		31,064,369
Brokerage – 3.13%
Charles Schwab 5.00%µψ	930,000	884,663
Intercontinental Exchange 4.25% 9/21/48	6,390,000	5,968,388
Jefferies Group
6.45% 6/8/27	2,640,000	2,804,974
6.50% 1/20/43	1,985,000	1,991,823
Lazard Group
3.75% 2/13/25	655,000	627,210
4.50% 9/19/28	2,675,000	2,607,452
Legg Mason 5.625% 1/15/44	5,000,000	4,903,827
		19,788,337
Capital Goods – 5.15%
Crane 4.20% 3/15/48	2,410,000	2,157,885
Martin Marietta Materials 4.25% 12/15/47	4,555,000	3,670,163
Northrop Grumman 4.03% 10/15/47	6,910,000	6,215,338
Snap-on 4.10% 3/1/48	5,415,000	5,057,615
United Technologies 4.625% 11/16/48	8,170,000	7,871,904
Valmont Industries 5.00% 10/1/44	8,570,000	7,550,856
		32,523,761
Communications – 7.93%
AT&T
144A 4.30% 2/15/30 #	2,285,000	2,152,021
4.50% 3/9/48	1,145,000	957,701
5.25% 3/1/37	3,410,000	3,271,216
Charter Communications Operating 5.375% 4/1/38	3,470,000	3,193,671
Comcast 4.70% 10/15/48	7,915,000	7,691,275
Crown Castle International 4.75% 5/15/47	1,895,000	1,768,008
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,779,612
Discovery Communications 5.20% 9/20/47	3,210,000	2,975,363
Myriad International Holdings 144A 4.85% 7/6/27 #	975,000	945,165
Telefonica Emisiones 4.895% 3/6/48	3,440,000	3,074,091
TELUS 4.60% 11/16/48	3,320,000	3,189,607
Time Warner Cable 7.30% 7/1/38	5,265,000	5,822,262
UPC Holding 144A 5.50% 1/15/28 #	1,715,000	1,590,663
Verizon Communications 4.50% 8/10/33	5,870,000	5,716,961

2     NQ-464 [10/18] 12/18 (68830)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Viacom 4.375% 3/15/43	3,415,000	$2,804,686
Warner Media 4.85% 7/15/45	3,555,000	3,172,847
		50,105,149
Consumer Cyclical – 2.43%
General Motors
5.15% 4/1/38	2,450,000	2,171,163
5.95% 4/1/49	420,000	394,059
6.75% 4/1/46	2,805,000	2,862,618
Lowe’s 4.05% 5/3/47	5,965,000	5,417,006
Marriott International 4.50% 10/1/34	4,610,000	4,471,157
		15,316,003
Consumer Non-Cyclical – 13.20%
AbbVie 4.875% 11/14/48	7,015,000	6,469,728
Altria Group 3.875% 9/16/46	6,540,000	5,424,042
Anheuser-Busch InBev Finance 4.90% 2/1/46	6,690,000	6,340,387
AstraZeneca 4.375% 8/17/48	9,385,000	8,581,850
BAT Capital 144A 4.54% 8/15/47 #	2,900,000	2,534,631
Bayer US Finance II 144A 4.875% 6/25/48 #	7,030,000	6,579,617
Campbell Soup 4.80% 3/15/48	6,465,000	5,502,784
Celgene 5.25% 8/15/43	4,315,000	4,247,963
Conagra Brands
5.30% 11/1/38	1,225,000	1,190,017
5.40% 11/1/48	3,030,000	2,917,631
CVS Health
4.78% 3/25/38	8,380,000	8,052,555
5.05% 3/25/48	3,285,000	3,214,441
Kraft Heinz Foods 4.375% 6/1/46	3,538,000	2,960,394
Mylan 144A 5.20% 4/15/48 #	4,760,000	4,066,133
Nestle Holdings 144A 4.00% 9/24/48 #	6,615,000	6,198,453
Pernod Ricard 144A 5.50% 1/15/42 #	2,900,000	3,126,765
Zoetis 4.45% 8/20/48	6,270,000	5,974,685
		83,382,076
Electric – 15.93%
AEP Texas 3.80% 10/1/47	3,800,000	3,344,958
Alabama Power
3.70% 12/1/47	4,110,000	3,604,788
4.30% 7/15/48	2,630,000	2,540,079
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,275,183
Appalachian Power 4.40% 5/15/44	5,595,000	5,385,759
Arizona Public Service 4.20% 8/15/48	3,510,000	3,346,277
Baltimore Gas & Electric 3.75% 8/15/47	1,755,000	1,548,817
Berkshire Hathaway Energy 3.80% 7/15/48	5,185,000	4,501,766

NQ-464 [10/18] 12/18 (68830)     3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Black Hills 4.20% 9/15/46	4,745,000	$4,236,457
ComEd Financing III 6.35% 3/15/33	2,630,000	2,761,500
Consumers Energy 4.35% 4/15/49	1,700,000	1,692,954
DTE Electric 3.75% 8/15/47	3,675,000	3,330,227
Duke Energy 3.95% 8/15/47	3,240,000	2,863,763
Duke Energy Ohio 3.70% 6/15/46	1,000,000	880,079
Electricite de France 144A 5.00% 9/21/48 #	5,000,000	4,621,605
Emera 6.75% 6/15/76 µ	3,445,000	3,608,637
Emera US Finance 4.75% 6/15/46	1,180,000	1,099,428
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,737,443
Entergy Louisiana
4.00% 3/15/33	1,885,000	1,861,263
4.95% 1/15/45	125,000	122,289
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	935,000	940,581
Oglethorpe Power 144A 5.05% 10/1/48 #	2,580,000	2,543,115
Oklahoma Gas & Electric 3.85% 8/15/47	4,500,000	4,015,074
PPL Capital Funding 4.00% 9/15/47	3,630,000	3,163,317
PPL Electric Utilities 4.15% 6/15/48	4,520,000	4,374,528
Public Service Electric & Gas 3.60% 12/1/47	2,080,000	1,826,975
South Carolina Electric & Gas 4.10% 6/15/46	3,160,000	2,814,778
Southern California Edison 4.125% 3/1/48	3,245,000	3,015,736
Southwestern Public Service
3.70% 8/15/47	3,165,000	2,845,288
4.40% 11/15/48	5,115,000	5,006,872
Tampa Electric 4.20% 5/15/45	2,175,000	2,028,382
Union Electric 4.00% 4/1/48	5,315,000	4,974,670
Virginia Electric & Power 3.80% 9/15/47	4,115,000	3,670,173
		100,582,761
Energy – 9.82%
Anadarko Petroleum 6.60% 3/15/46	660,000	732,117
Enbridge
6.00% 1/15/77 µ	3,380,000	3,176,881
6.25% 3/1/78 µ	1,060,000	995,546
Enbridge Energy Partners 5.50% 9/15/40	1,392,000	1,428,910
Energy Transfer Partners 6.00% 6/15/48	3,460,000	3,420,591
Eni 144A 5.70% 10/1/40 #	3,450,000	3,539,225
Enterprise Products Operating 4.80% 2/1/49	6,255,000	6,038,882
Kinder Morgan
5.05% 2/15/46	6,035,000	5,722,409
5.20% 3/1/48	1,745,000	1,691,172
Marathon Oil 5.20% 6/1/45	2,565,000	2,525,476

4     NQ-464 [10/18] 12/18 (68830)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Newfield Exploration 5.625% 7/1/24	1,275,000	$1,316,437
Noble Energy
4.95% 8/15/47	2,490,000	2,267,128
5.05% 11/15/44	1,785,000	1,642,509
Occidental Petroleum 4.20% 3/15/48	7,570,000	7,075,637
Petrobras Global Finance 7.25% 3/17/44	1,595,000	1,544,159
Petroleos Mexicanos 6.75% 9/21/47	1,595,000	1,377,921
Sabine Pass Liquefaction
5.625% 3/1/25	3,560,000	3,721,645
5.875% 6/30/26	3,165,000	3,365,329
Shell International Finance 4.00% 5/10/46	3,370,000	3,117,722
TransCanada PipeLines 5.10% 3/15/49	1,300,000	1,306,065
Transcanada Trust 5.875% 8/15/76 µ	1,400,000	1,381,660
Transcontinental Gas Pipe Line 4.60% 3/15/48	2,240,000	2,070,507
Williams Partners 4.85% 3/1/48	2,795,000	2,561,629
		62,019,557
Finance Companies – 1.26%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	1,760,000	1,812,800
Depository Trust & Clearing 144A 4.875%#µψ	3,000,000	3,011,250
GE Capital International Funding Co. Unlimited
4.418% 11/15/35	3,590,000	3,107,186
		7,931,236
Insurance – 8.80%
Alleghany 4.90% 9/15/44	3,525,000	3,386,564
AXA Equitable Holdings 144A 5.00% 4/20/48 #	4,000,000	3,576,904
Berkshire Hathaway Finance
4.20% 8/15/48	4,525,000	4,341,749
4.30% 5/15/43	1,800,000	1,756,207
Brighthouse Financial 4.70% 6/22/47	6,335,000	4,883,402
Halfmoon Parent 144A 4.90% 12/15/48 #	8,440,000	8,020,323
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	6,309,265
MetLife 4.60% 5/13/46	3,725,000	3,625,546
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,118,755
Pacific Life Insurance 144A 4.30% 10/24/67 #µ	6,270,000	5,509,135
Progressive
4.125% 4/15/47	1,385,000	1,301,698
4.20% 3/15/48	2,045,000	1,958,939
Voya Financial 144A 4.70% 1/23/48 #µ	2,010,000	1,733,625
Willis North America 5.05% 9/15/48	2,995,000	2,896,613
XLIT
4.894% (LIBOR03M + 2.458%)ψ●	1,260,000	1,238,101

NQ-464 [10/18] 12/18 (68830)     5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
XLIT
5.50% 3/31/45	1,895,000	$1,944,569
		55,601,395
Natural Gas – 3.96%
Atmos Energy 4.30% 10/1/48	5,095,000	4,969,271
Brooklyn Union Gas 144A 4.273% 3/15/48 #	5,770,000	5,524,826
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	5,412,629
Sempra Energy
3.80% 2/1/38	1,760,000	1,537,860
4.00% 2/1/48	1,410,000	1,223,298
Southern California Gas 4.30% 1/15/49	4,500,000	4,430,517
Southwest Gas 3.80% 9/29/46	2,150,000	1,896,644
		24,995,045
Technology – 2.54%
Apple 3.75% 11/13/47	4,695,000	4,228,562
Corning
4.375% 11/15/57	1,435,000	1,171,009
5.35% 11/15/48	695,000	696,133
Dell International
144A 6.02% 6/15/26 #	1,850,000	1,921,172
144A 8.10% 7/15/36 #	1,880,000	2,129,805
Oracle 4.00% 11/15/47	5,580,000	5,048,755
Tencent Holdings 144A 3.925% 1/19/38 #	985,000	857,489
		16,052,925
Transportation – 4.30%
Burlington Northern Santa Fe 4.15% 12/15/48	5,000,000	4,730,547
Canadian National Railway 4.45% 1/20/49	4,920,000	4,919,311
FedEx 4.05% 2/15/48	6,700,000	5,679,709
Norfolk Southern 4.15% 2/28/48	4,795,000	4,405,915
Penske Truck Leasing 144A 3.40% 11/15/26 #	3,880,000	3,567,938
United Parcel Service 3.75% 11/15/47	4,365,000	3,840,034
		27,143,454
Total Corporate Bonds (cost $638,258,864)		596,193,337

Municipal Bonds – 2.84%
Chicago, Illinois O’Hare International Airport Third Lien
Revenue
(Build America Bonds - Direct Payment) Series B
6.395% 1/1/40	3,800,000	4,799,210
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	200,000	231,150

6      NQ-464 [10/18] 12/18 (68830)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Long Island, New York Power Authority Electric System
Revenue
(Federally Taxable - Issuer Subsidy - Build America
Bonds) Series B 5.85% 5/1/41	3,600,000	$4,095,396
Los Angeles, California Department of Water & Power
Revenue
(Federally Taxable - Direct Payment - Build America
Bonds) Series D 6.574% 7/1/45	2,225,000	2,985,394
Metropolitan Transportation Authority, New York Revenue
(Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	3,889,524
Oregon Department of Transportation Highway User Tax
Revenue
(Federally Taxable Build America Bonds) Subordinate
Series A 5.834% 11/15/34	1,605,000	1,912,438
Total Municipal Bonds (cost $14,701,681)		17,913,112

	Number of shares
Convertible Preferred Stock – 0.78%
A Schulman 6.00% exercise price $52.33 ψ	1,597	1,648,903
Bank of America 7.25% exercise price $50.00 ψ	1,360	1,728,968
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	34,000	1,532,040
Total Convertible Preferred Stock
(cost $5,141,844)		4,909,911

Preferred Stock – 0.67%
Bank of America 6.50% µψ	1,500,000	1,592,550
Morgan Stanley 5.55% µψ	2,280,000	2,305,650
USB Realty 144A 3.583% (LIBOR03M + 1.147%)#ψ●	400,000	360,000
Total Preferred Stock (cost $4,254,700)		4,258,200

	Principal amount°
Short-Term Investments – 0.92%
Discount Note – 0.14%≠
Federal Home Loan Bank 2.00% 11/1/18	883,985	883,985
		883,985
Repurchase Agreements – 0.78%
Bank of America Merrill Lynch
2.12%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $680,029 (collateralized by US
government obligations 0.00% 5/15/19–8/15/31;
market value $693,589)	679,989	679,989

NQ-464 [10/18] 12/18 (68830)     7

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
2.10%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $1,870,079 (collateralized by US
government obligations 0.00%–3.75%
11/1/18–2/15/47; market value $1,907,370)	1,869,970	$1,869,970
BNP Paribas
2.17%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $2,401,254 (collateralized by US
government obligations 0.00%–8.00%
2/28/19–8/15/46; market value $2,449,132)	2,401,110	2,401,110
		4,951,069
Total Short-Term Investments (cost $5,835,054)		5,835,054

Total Value of Securities – 99.95%
(cost $670,286,996)		631,180,171
Receivables and Other Assets Net of Liabilities – 0.05%		317,117
Net Assets Applicable to 106,034,800 Shares Outstanding – 100.00%		$631,497,288

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2018, the aggregate value of Rule 144A securities was $99,633,758, which represents 15.78% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Oct. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

8     NQ-464 [10/18] 12/18 (68830)

(Unaudited)

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
USD – US Dollar

See accompanying notes.

NQ-464 [10/18] 12/18 (68830)     9

Notes
Delaware Extended Duration Bond Fund	October 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Income Funds (Trust) – Delaware Extended Duration Bond Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Jan 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

10     NQ-464 [10/18] 12/18 (68830)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2018:

Securities	Level 2
Assets:
Corporate Debt	$598,263,894
Municipal Bonds	17,913,112
Convertible Preferred Stock	4,909,911
Preferred Stock	4,258,200
Short-Term Investments	5,835,054
Total Value of Securities	$631,180,171

During the period ended Oct. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Oct. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NQ-464 [10/18] 12/18 (68830)     11

(Unaudited)

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2018, that would require recognition or disclosure on the Fund’s “Schedule of investments.”

12     NQ-464 [10/18] 12/18 (68830)

Schedule of investments
Delaware High-Yield Opportunities Fund	October 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 91.98%
Banking – 5.17%
Barclays 7.75%µψ	1,725,000	$1,725,345
Credit Suisse Group
144A 6.25%#µψ	1,380,000	1,346,405
144A 7.50%#µψ	555,000	566,100
HSBC Holdings 6.50%µψ	1,720,000	1,616,800
Lloyds Banking Group 7.50% µψ	1,135,000	1,147,769
Popular 6.125% 9/14/23	1,635,000	1,658,381
Royal Bank of Scotland Group 8.625% µψ	1,085,000	1,143,319
UBS Group Funding Switzerland 6.875%µψ	1,655,000	1,638,450
		10,842,569
Basic Industry – 12.54%
BMC East 144A 5.50% 10/1/24 #	1,015,000	954,100
Boise Cascade 144A 5.625% 9/1/24 #	907,000	893,395
Cleveland-Cliffs 5.75% 3/1/25	1,495,000	1,418,381
First Quantum Minerals
144A 6.875% 3/1/26 #	505,000	438,087
144A 7.25% 5/15/22 #	925,000	883,375
144A 7.25% 4/1/23 #	1,030,000	955,325
Freeport-McMoRan 6.875% 2/15/23	925,000	971,250
Hudbay Minerals
144A 7.25% 1/15/23 #	165,000	165,000
144A 7.625% 1/15/25 #	1,420,000	1,430,650
IAMGOLD 144A 7.00% 4/15/25 #	840,000	836,850
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	980,000	1,051,050
M/I Homes 5.625% 8/1/25	1,200,000	1,110,000
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	1,615,000	1,695,750
NOVA Chemicals 144A 5.25% 6/1/27 #	1,900,000	1,719,500
Novelis 144A 6.25% 8/15/24 #	1,224,000	1,214,820
Schweitzer-Mauduit International 144A 6.875% 10/1/26 #	1,025,000	1,040,375
Standard Industries 144A 6.00% 10/15/25 #	2,630,000	2,597,125
Starfruit Finco 144A 8.00% 10/1/26 #	1,605,000	1,560,863
Tronox 144A 6.50% 4/15/26 #	720,000	660,600
Tronox Finance 144A 5.75% 10/1/25 #	2,010,000	1,768,800
William Lyon Homes 6.00% 9/1/23	1,165,000	1,068,887
Zekelman Industries 144A 9.875% 6/15/23 #	1,750,000	1,872,500
		26,306,683
Capital Goods – 4.35%
Anixter 144A 6.00% 12/1/25 #	1,050,000	1,055,250
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	1,025,000	963,500
Bombardier
144A 6.00% 10/15/22 #	525,000	517,781
144A 7.50% 3/15/25 #	1,060,000	1,064,982

NQ-137 [10/18] 12/18 (686208)     1

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
BWAY Holding 144A 7.25% 4/15/25 #	1,005,000	$954,750
BWX Technologies 144A 5.375% 7/15/26 #	600,000	603,000
EnPro Industries 144A 5.75% 10/15/26 #	1,125,000	1,114,087
Intertape Polymer Group 144A 7.00% 10/15/26 #	1,020,000	1,022,550
Titan International 6.50% 11/30/23	346,000	323,510
TransDigm 6.375% 6/15/26	1,530,000	1,503,225
		9,122,635
Consumer Cyclical – 5.42%
AMC Entertainment Holdings 6.125% 5/15/27	1,900,000	1,755,125
Boyd Gaming 6.00% 8/15/26	1,615,000	1,566,550
ESH Hospitality 144A 5.25% 5/1/25 #	1,345,000	1,276,069
Golden Nugget 144A 8.75% 10/1/25 #	1,893,000	1,949,790
MGM Resorts International 5.75% 6/15/25	1,075,000	1,053,500
Penske Automotive Group 5.50% 5/15/26	1,000,000	955,000
Scientific Games International 10.00% 12/1/22	2,685,000	2,815,894
		11,371,928
Consumer Non-Cyclical – 3.25%
Dean Foods 144A 6.50% 3/15/23 #	945,000	872,944
JBS USA LUX
144A 5.75% 6/15/25 #	870,000	844,987
144A 6.75% 2/15/28 #	1,055,000	1,029,944
Minerva Luxembourg 144A 6.50% 9/20/26 #	620,000	575,050
Pilgrim’s Pride 144A 5.75% 3/15/25 #	935,000	876,563
Prestige Brands 144A 6.375% 3/1/24 #	1,025,000	1,017,313
Sigma Holdco 144A 7.875% 5/15/26 #	1,740,000	1,609,500
		6,826,301
Energy – 17.64%
Alta Mesa Holdings 7.875% 12/15/24	2,496,000	2,246,400
AmeriGas Partners
5.625% 5/20/24	588,000	567,420
5.875% 8/20/26	1,165,000	1,106,750
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,165,000	1,262,569
Cheniere Energy Partners 5.25% 10/1/25	1,555,000	1,529,731
Chesapeake Energy
7.00% 10/1/24	430,000	420,863
8.00% 1/15/25	1,155,000	1,174,491
Crestwood Midstream Partners 5.75% 4/1/25	1,405,000	1,408,513
DCP Midstream Operating 5.375% 7/15/25	900,000	916,020
Diamond Offshore Drilling 7.875% 8/15/25	1,735,000	1,713,313
Ensco 7.75% 2/1/26	1,850,000	1,732,063
Genesis Energy 6.50% 10/1/25	1,995,000	1,850,363

2     NQ-137 [10/18] 12/18 (686208)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Gulfport Energy
6.375% 5/15/25	600,000	$572,250
6.375% 1/15/26	1,550,000	1,449,250
Laredo Petroleum 6.25% 3/15/23	2,350,000	2,320,625
Murphy Oil 6.875% 8/15/24	2,800,000	2,931,546
Murphy Oil USA 5.625% 5/1/27	1,475,000	1,443,656
Nine Energy Service 144A 8.75% 11/1/23 #	600,000	611,250
Oasis Petroleum 144A 6.25% 5/1/26 #	1,265,000	1,244,444
Precision Drilling 144A 7.125% 1/15/26 #	1,870,000	1,860,650
Southwestern Energy 7.75% 10/1/27	2,070,000	2,121,750
Summit Midstream Holdings 5.75% 4/15/25	990,000	952,875
Targa Resources Partners
5.375% 2/1/27	1,420,000	1,388,050
144A 5.875% 4/15/26 #	950,000	960,094
Transocean 144A 9.00% 7/15/23 #	1,375,000	1,445,469
Whiting Petroleum 6.625% 1/15/26	1,785,000	1,793,925
		37,024,330
Healthcare – 11.75%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	1,202,000	1,086,307
Bausch Health 144A 5.50% 11/1/25 #	1,050,000	1,032,937
Charles River Laboratories International 144A
5.50% 4/1/26 #	2,275,000	2,275,000
CHS 6.25% 3/31/23	1,270,000	1,172,781
Encompass Health
5.75% 11/1/24	835,000	836,044
5.75% 9/15/25	1,655,000	1,646,725
Hadrian Merger 144A 8.50% 5/1/26 #	1,095,000	1,045,725
HCA
5.375% 2/1/25	1,275,000	1,286,156
5.875% 2/15/26	1,490,000	1,527,250
7.58% 9/15/25	690,000	760,725
Hill-Rom Holdings
144A 5.00% 2/15/25 #	590,000	572,300
144A 5.75% 9/1/23 #	780,000	792,675
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	1,693,000	1,724,016
Polaris Intermediate 144A PIK 8.50% 12/1/22 #❆	600,000	617,250
Surgery Center Holdings
144A 6.75% 7/1/25 #	955,000	900,087
144A 8.875% 4/15/21 #	1,810,000	1,868,825
Tenet Healthcare
5.125% 5/1/25	385,000	371,525
8.125% 4/1/22	2,015,000	2,105,675

NQ-137 [10/18] 12/18 (686208)     3

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	1,825,000	$1,818,278
WellCare Health Plans 144A 5.375% 8/15/26 #	1,205,000	1,205,000
		24,645,281
Insurance – 5.20%
Acrisure 144A 7.00% 11/15/25 #	1,155,000	1,036,613
AssuredPartners 144A 7.00% 8/15/25 #	2,340,000	2,313,675
HUB International 144A 7.00% 5/1/26 #	2,955,000	2,891,467
NFP 144A 6.875% 7/15/25 #	2,125,000	2,066,563
USIS Merger Sub 144A 6.875% 5/1/25 #	2,665,000	2,605,037
		10,913,355
Media – 8.62%
Altice Luxembourg 144A 7.75% 5/15/22 #	2,520,000	2,340,450
CCO Holdings
144A 5.50% 5/1/26 #	25,000	24,406
144A 5.75% 2/15/26 #	2,285,000	2,267,863
144A 5.875% 5/1/27 #	1,480,000	1,457,800
Cequel Communications Holdings I
144A 7.50% 4/1/28 #	880,000	915,393
144A 7.75% 7/15/25 #	725,000	768,500
CSC Holdings
6.75% 11/15/21	1,670,000	1,752,915
144A 10.875% 10/15/25 #	1,050,000	1,214,063
Gray Television 144A 5.875% 7/15/26 #	1,225,000	1,178,683
Radiate Holdco 144A 6.625% 2/15/25 #	1,372,000	1,286,250
Sirius XM Radio 144A 5.375% 4/15/25 #	1,600,000	1,589,000
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	2,475,000	2,317,219
VTR Finance 144A 6.875% 1/15/24 #	951,000	966,454
		18,078,996
Services – 5.88%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,210,000	1,182,775
Ashtead Capital 144A 5.25% 8/1/26 #	965,000	952,069
Avis Budget Car Rental 144A 6.375% 4/1/24 #	1,540,000	1,476,475
Covanta Holding 5.875% 7/1/25	680,000	661,300
GEO Group
5.875% 10/15/24	20,000	18,646
6.00% 4/15/26	1,215,000	1,116,281
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,240,000	1,147,000
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,294,000	1,370,605
TMS International 144A 7.25% 8/15/25 #	905,000	902,737
United Rentals North America
5.50% 5/15/27	875,000	833,437

4     NQ-137 [10/18] 12/18 (686208)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America
5.875% 9/15/26	865,000	$850,944
6.50% 12/15/26	700,000	709,625
WeWork 144A 7.875% 5/1/25 #	1,200,000	1,107,000
		12,328,894
Technology & Electronics – 4.38%
CDK Global 5.875% 6/15/26	2,930,000	2,955,637
CommScope Technologies
144A 5.00% 3/15/27 #	2,420,000	2,178,000
144A 6.00% 6/15/25 #	560,000	547,400
Genesys Telecommunications Laboratories 144A
10.00% 11/30/24 #	1,270,000	1,381,125
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	550,000	555,500
RP Crown Parent 144A 7.375% 10/15/24 #	1,537,000	1,579,267
		9,196,929
Telecommunications – 5.75%
C&W Senior Financing 144A 7.50% 10/15/26 #	1,165,000	1,170,825
Level 3 Financing 5.375% 5/1/25	2,950,000	2,887,313
Sprint
7.125% 6/15/24	910,000	932,750
7.625% 3/1/26	595,000	617,684
7.875% 9/15/23	1,810,000	1,936,700
T-Mobile USA 6.50% 1/15/26	2,065,000	2,183,737
Zayo Group 6.375% 5/15/25	2,285,000	2,344,981
		12,073,990
Utilities – 2.03%
Calpine
5.75% 1/15/25	2,370,000	2,126,601
144A 5.875% 1/15/24 #	1,155,000	1,157,887
Vistra Operations 144A 5.50% 9/1/26 #	995,000	981,319
		4,265,807
Total Corporate Bonds (cost $198,690,869)		192,997,698

Loan Agreements – 5.62%
AI Ladder Luxembourg Subco Tranche B 1st Lien 7.02%
(LIBOR06M + 4.50%) 7/2/25 ●	1,002,000	1,008,263
Applied Systems 2nd Lien 9.386% (LIBOR03M + 7.00%)
9/19/25 ●	2,270,000	2,323,345
Blue Ribbon 1st Lien 6.265% (LIBOR03M + 3.00%)
11/13/21 ●	659,758	619,348
CH Hold 2nd Lien 9.552% (LIBOR01M + 7.25%) 2/1/25 ●	380,000	383,800

NQ-137 [10/18] 12/18 (686208)     5

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
CHS Tranche H 1st Lien 5.563% (LIBOR03M + 3.25%)
1/27/21 ●	555,000	$544,825
Frontier Communications Tranche B1 1st Lien 6.06%
(LIBOR01M + 3.75%) 6/15/24 ●	1,649,743	1,600,251
Kronos 2nd Lien 10.593% (LIBOR03M + 8.25%) 11/1/24 ●	1,025,000	1,040,802
Solenis International Tranche B 2nd Lien 10.811%
(LIBOR03M + 8.50%) 6/18/24 ●	1,130,000	1,113,050
Summit Midstream Partners Holdings Tranche B 1st Lien
8.302% (LIBOR01M + 6.00%) 5/21/22 ●	583,100	586,744
Vantage Specialty Chemicals 2nd Lien 10.777%
(LIBOR03M + 8.25%) 10/26/25 ●	560,000	561,866
Vantage Specialty Chemicals Tranche B 1st Lien 5.806%
(LIBOR01M + 3.50%) 10/28/24 ●	600,463	602,903
Verscend Holding Tranche B 1st Lien 6.802% (LIBOR01M
+ 4.50%) 8/27/25 ●	1,220,000	1,229,913
Visual Comfort Group 2nd Lien 9.242% (LIBOR01M +
8.00%) 2/28/25 ●	176,679	178,666
Total Loan Agreements (cost $11,814,069)		11,793,776

	Number of shares
Common Stock – 0.00%
Century Communications =†	4,250,000	0
Total Common Stock (cost $128,662)		0

	Principal amount°
Short-Term Investments – 2.23%
Discount Note – 0.34%≠
Federal Home Loan Bank 2.00% 11/1/18	707,795	$707,795
		707,795
Repurchase Agreements – 1.89%
Bank of America Merrill Lynch
2.12%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $544,489 (collateralized by US
government obligations 0.00% 5/15/19–8/15/31;
market value $555,347)	544,457	544,457
Bank of Montreal
2.10%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $1,497,345 (collateralized by US
government obligations 0.00%–3.75%
11/1/18–2/15/47; market value $1,527,204)	1,497,258	1,497,258

6     NQ-137 [10/18] 12/18 (686208)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
2.17%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $1,922,650 (collateralized by US
government obligations 0.00%–8.00%
2/28/19–8/15/46; market value $1,960,984)	1,922,534	$1,922,534
		3,964,249
Total Short-Term Investments (cost $4,672,044)		4,672,044
Total Value of Securities – 99.83%
(cost $215,305,644)		209,463,518
Receivables and Other Assets Net of Liabilities – 0.17%		359,670
Net Assets Applicable to 57,727,117 Shares Outstanding – 100.00%		$209,823,188

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2018, the aggregate value of Rule 144A securities was $105,170,179, which represents 50.12% of the Fund’s net assets.
❆	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Oct. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

NQ-137 [10/18] 12/18 (686208)     7

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-kind
USD – US Dollar

See accompanying notes.

8     NQ-137 [10/18] 12/18 (686208)

Notes
Delaware High-Yield Opportunities Fund	October 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Income Funds - Delaware High-Yield Opportunities Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, July 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ-137 [10/18] 12/18 (686208)     9

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2018:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$192,997,698	$—	$192,997,698
Loan Agreements	11,793,776	—	11,793,776
Common Stock	—	—	—
Short-Term Investments	4,672,044	—	4,672,044
Total Value of Securities	$209,463,518	$—	$209,463,518

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

During the period ended Oct. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

10     NQ-137 [10/18] 12/18 (686208)

(Unaudited)

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-137 [10/18] 12/18 (686208)     11

Schedule of investments
Delaware Floating Rate Fund	October 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 7.64%
Banking – 0.47%
Popular 6.125% 9/14/23	1,000,000	$1,014,300
		1,014,300
Basic Industry – 0.81%
First Quantum Minerals 144A 7.25% 5/15/22 #	500,000	477,500
Freeport-McMoRan 6.875% 2/15/23	455,000	477,750
Hudbay Minerals 144A 7.25% 1/15/23 #	500,000	500,000
Starfruit Finco 144A 8.00% 10/1/26 #	300,000	291,750
		1,747,000
Capital Goods – 0.35%
Bombardier 144A 6.00% 10/15/22 #	500,000	493,125
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	250,000	262,500
		755,625
Communications – 1.52%
Altice Luxembourg 144A 7.75% 5/15/22 #	1,800,000	1,671,325
Sprint 7.875% 9/15/23	500,000	535,000
Sprint Communications 11.50% 11/15/21	500,000	588,750
VTR Finance 144A 6.875% 1/15/24 #	500,000	508,125
		3,303,200
Consumer Cyclical – 0.35%
Scientific Games International 10.00% 12/1/22	500,000	524,375
William Lyon Homes 6.00% 9/1/23	250,000	229,375
		753,750
Consumer Non-Cyclical – 1.98%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	395,000	356,981
CHS 6.25% 3/31/23	330,000	304,739
DaVita 5.75% 8/15/22	500,000	505,440
Encompass Health 5.125% 3/15/23	250,000	251,250
Hadrian Merger 144A 8.50% 5/1/26 #	300,000	286,500
Polaris Intermediate 144A PIK 8.50% 12/1/22 #❆	600,000	617,250
Prime Security Services Borrower 144A 9.25% 5/15/23 #	147,000	155,702
Surgery Center Holdings 144A 8.875% 4/15/21 #	1,000,000	1,032,500
Tenet Healthcare 8.125% 4/1/22	750,000	783,750
		4,294,112
Energy – 1.34%
Alta Mesa Holdings 7.875% 12/15/24	500,000	450,000
Chesapeake Energy 8.00% 1/15/25	250,000	254,219
Ensco 7.75% 2/1/26	450,000	421,313
Genesis Energy
6.00% 5/15/23	250,000	236,875
6.75% 8/1/22	500,000	505,000

NQ-215 [10/18] 12/18 (686817)     1

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Gulfport Energy 6.625% 5/1/23	550,000	$552,750
Laredo Petroleum 6.25% 3/15/23	500,000	493,750
		2,913,907
Financial Services – 0.11%
NFP 144A 6.875% 7/15/25 #	250,000	243,125
		243,125
Insurance – 0.16%
AssuredPartners 144A 7.00% 8/15/25 #	100,000	98,875
HUB International 144A 7.00% 5/1/26 #	250,000	244,625
		343,500
Real Estate – 0.08%
WeWork 144A 7.875% 5/1/25 #	180,000	166,050
		166,050
Technology – 0.36%
Genesys Telecommunications Laboratories 144A
10.00% 11/30/24 #	250,000	271,875
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	500,000	505,000
		776,875
Utilities – 0.11%
Calpine
144A 5.25% 6/1/26 #	125,000	115,313
5.75% 1/15/25	150,000	134,595
		249,908
Total Corporate Bonds (cost $17,125,838)		16,561,352

Loan Agreements – 88.96%
Acrisure Tranche B 1st Lien 6.552% (LIBOR01M + 4.25%)
11/22/23 ●	2,525,865	2,537,862
AI Ladder Luxembourg Subco Tranche B 1st Lien 7.02%
(LIBOR06M + 4.50%) 7/2/25 ●	2,155,000	2,168,469
Air Medical Group Holdings Tranche B 1st Lien 5.534%
(LIBOR01M + 3.25%) 4/28/22 ●	4,867	4,738
Albertson’s Tranche B4 1st Lien 5.052% (LIBOR01M +
2.75%) 8/25/21 ●	1,190,562	1,190,191
Allied Universal Holdco 1st Lien 6.641% (LIBOR03M +
3.25%) 7/28/22 ●	2,630,000	2,619,041
Alpha 3 Tranche B1 1st Lien 5.386% (LIBOR03M + 3.00%)
1/31/24 ●	982,157	983,794
Altice France Tranche B11 1st Lien 5.052% (LIBOR01M +
2.75%) 7/31/25 ●	1,945,375	1,894,309
Altice France Tranche B12 1st Lien 5.967% (LIBOR01M +
3.688%) 1/31/26 ●	774,192	760,160

2     NQ-215 [10/18] 12/18 (686817)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Altice France Tranche B13 1st Lien 6.28% (LIBOR01M +
4.00%) 1/31/26 ●	2,000,000	$1,976,000
Altice US Finance I Tranche B 1st Lien 4.552% (LIBOR01M
+ 2.25%) 7/28/25 ●	486,325	485,920
American Airlines Tranche B 1st Lien 4.277% (LIBOR01M
+ 2.00%) 10/10/21 ●	1,064,536	1,044,327
Applied Systems 2nd Lien 9.386% (LIBOR03M + 7.00%)
9/19/25 ●	2,745,000	2,809,507
Applied Systems Tranche B 1st Lien 0.00% 9/19/24 ● X	370,000	371,285
AssuredPartners Tranche B 1st Lien
5.552% (LIBOR01M + 3.25%) 10/22/24 ●	2,047,356	2,044,477
5.552% (LIBOR01M + 3.25%) 10/22/24 ●	285,000	284,599
Ball Metalpack Finco Tranche B 1st Lien 6.802%
(LIBOR01M + 4.50%) 7/31/25 ●	1,137,150	1,149,943
Ball Metalpack Finco Tranche B 2nd Lien 11.052%
(LIBOR01M + 8.75%) 7/31/26 ●	439,000	434,610
Bausch Health Tranche B 1st Lien 5.274% (LIBOR01M +
3.00%) 6/1/25 ●	756,277	758,115
BCP Raptor II Tranche B 1st Lien 5.283% (LIBOR01M +
3.00%) 10/22/25 ●	1,835,000	1,832,706
Blue Ribbon 1st Lien 6.265% (LIBOR03M + 3.00%)
11/13/21 ●	2,852,824	2,678,089
Boxer Parent Tranche B 1st Lien 6.648% (LIBOR03M +
4.25%) 10/2/25 ●	2,800,000	2,812,250
Builders FirstSource 1st Lien 5.386% (LIBOR03M +
3.00%) 2/29/24 ●	1,390,111	1,379,396
Bulldog Purchaser Tranche B 1st Lien 6.052% (LIBOR01M
+ 3.75%) 9/5/25 ●	592,571	593,127
BWAY Holding Tranche B 1st Lien 5.658% (LIBOR03M +
3.25%) 4/3/24 ●	1,028,750	1,024,249
Calpine Construction Finance 1st Lien 4.802% (LIBOR01M
+ 2.50%) 1/15/25 ●	154,454	154,394
Calpine Tranche B6 1st Lien 4.89% (LIBOR03M + 2.50%)
1/15/23 ●	361,817	361,500
CenturyLink Tranche B 1st Lien 5.052% (LIBOR01M +
2.75%) 1/31/25 ●	816,828	808,455
CH Hold 2nd Lien 9.552% (LIBOR01M + 7.25%) 2/1/25 ●	1,620,000	1,636,200
Change Healthcare Holdings Tranche B 1st Lien 5.173%
(LIBOR01M + 2.75%) 3/1/24 ●	596,247	596,289
Community Health Systems Tranche H 1st Lien 5.563%
(LIBOR03M + 3.25%) 1/27/21 ●	2,627,566	2,579,395
Core & Main Tranche B 1st Lien 5.317% (LIBOR03M +
3.00%) 8/1/24 ●	1,477,519	1,478,750
CP VI Bella Topco 1st Lien 5.052% (LIBOR01M + 2.75%)
12/28/24 =●	992,500	985,470

NQ-215 [10/18] 12/18 (686817)     3

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
CP VI Bella Topco 2nd Lien 9.052% (LIBOR01M + 6.75%)
12/28/25 ●	500,000	$496,563
CPM Holdings 1st Lien 0.00% 10/24/25 ● X	1,750,000	1,763,125
CPM Holdings 2nd Lien 10.777% (LIBOR03M + 8.25%)
10/24/26 ●	890,000	893,337
Crestwood Holdings Tranche B 1st Lien 9.79%
(LIBOR01M + 7.50%) 3/5/23 ●	9,950	9,956
CSC Holdings 1st Lien 4.53% (LIBOR01M + 2.25%)
7/17/25 ●	1,923,694	1,916,457
Dakota Holdings Tranche B 1st Lien 5.552% (LIBOR01M +
3.25%) 2/13/25 ●	1,041,134	1,041,692
Delek US Holdings Tranche B 1st Lien 9.052% (LIBOR01M
+ 6.75%) 3/30/25 ●	1,000,000	1,001,042
Digicel International Finance Tranche B 1st Lien 5.57%
(LIBOR03M + 3.25%) 5/10/24 ●	1,668,292	1,601,560
DTZ US Borrower Tranche B 1st Lien 5.552% (LIBOR01M
+ 3.25%) 8/21/25 ●	1,375,000	1,376,591
Dynatrace 1st Lien 5.552% (LIBOR01M + 3.25%)
8/23/25 ●	1,680,000	1,689,188
EIF Channelview Cogeneration Tranche B 1st Lien 6.56%
(LIBOR01M + 4.25%) 5/3/25 ●	943,149	951,696
Envision Healthcare Tranche B 1st Lien 6.052%
(LIBOR01M + 3.75%) 10/11/25 ●	3,150,000	3,091,155
ExamWorks Group Tranche B1 1st Lien 5.552%
(LIBOR01M + 3.25%) 7/27/23 ●	672,850	676,074
Exgen Renewables IV Tranche B 1st Lien 5.32%
(LIBOR03M + 3.00%) 11/28/24 ●	980,699	990,506
First Data 1st Lien
4.287% (LIBOR01M + 2.00%) 7/10/22 ●	1,955,463	1,953,330
6.28% (LIBOR01M + 4.00%) 4/26/24 ●	2,000,000	1,997,818
Flex Acquisition 1st Lien 5.256% (LIBOR01M + 3.00%)
12/29/23 ●	800,961	800,817
Frontier Communications Tranche A-DD 1st Lien 5.06%
(LIBOR01M + 2.75%) 3/31/21 ●	1,069,444	1,041,371
Frontier Communications Tranche B1 1st Lien 6.06%
(LIBOR01M + 3.75%) 6/15/24 ●	2,723,181	2,641,485
Gardner Denver Tranche B1 1st Lien 5.052% (LIBOR01M
+ 2.75%) 7/30/24 ●	662,955	665,500
Gates Global Tranche B2 1st Lien 5.052% (LIBOR01M +
2.75%) 3/31/24 ●	944,236	946,934
Gentiva Health Services 1st Lien 6.063% (LIBOR01M +
3.75%) 7/2/25 =●	2,257,738	2,266,148
Gentiva Health Services 2nd Lien 9.313% (LIBOR01M +
7.00%) 7/2/26 ●	900,000	916,875

4     NQ-215 [10/18] 12/18 (686817)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
GIP III Stetson I Tranche B 1st Lien 6.695% (LIBOR03M +
4.25%) 7/18/25 ●	2,289,000	$2,299,014
Greeneden US Holdings II Tranche B3 1st Lien 5.802%
(LIBOR01M + 3.50%) 12/1/23 ●	1,903,793	1,910,219
Greenhill & Co. Tranche B 1st Lien 6.048% (LIBOR02M +
3.75%) 10/12/22 ●	950,160	956,099
GYP Holdings III Tranche B 1st Lien 5.052% (LIBOR01M +
2.75%) 6/1/25 ●	1,990,000	1,964,295
HD Supply Tranche B5 1st Lien 4.03% (LIBOR03M +
1.75%) 10/17/23 ●	1,835,000	1,836,529
Hearthside Group Holdings 1st Lien 5.302% (LIBOR01M +
3.00%) 5/31/25 ●	2,094,750	2,062,675
Heartland Dental 1st Lien 6.052% (LIBOR01M + 3.75%)
4/30/25 ●	1,607,276	1,603,928
HFOTCO Tranche B 1st Lien 5.06% (LIBOR01M + 2.75%)
6/26/25 ●	1,965,075	1,978,585
Hoya Midco Tranche B 1st Lien 5.802% (LIBOR01M +
3.50%) 6/30/24 ●	2,168,769	2,161,991
HUB International Tranche B 1st Lien 5.49% (LIBOR03M +
3.00%) 4/25/25 ●	1,895,250	1,893,220
Hyperion Insurance Group Tranche B 1st Lien 5.813%
(LIBOR01M + 3.50%) 12/20/24 ●	1,608,843	1,619,232
JBS USA LUX Tranche B 1st Lien 4.844% (LIBOR03M +
2.50%) 10/30/22 ●	1,259,498	1,260,974
Kestrel Acquisition Tranche B 1st Lien 6.56% (LIBOR01M
+ 4.25%) 6/30/25 ●	2,743,125	2,767,127
Kronos 2nd Lien 10.593% (LIBOR03M + 8.25%) 11/1/24 ●	1,030,000	1,045,879
Kronos Tranche B 1st Lien 5.343% (LIBOR03M + 3.00%)
11/1/23 ●	971,502	974,184
Lucid Energy Group II Borrower 1st Lien 5.28%
(LIBOR01M + 3.00%) 2/18/25 ●	995,000	978,002
LUX HOLDCO III 1st Lien 5.302% (LIBOR01M + 3.00%)
3/28/25 ●	995,000	1,000,597
LUX HOLDCO III 2nd Lien 9.052% (LIBOR01M + 6.75%)
2/15/26 ●	1,000,000	1,001,250
MPH Acquisition Holdings Tranche B 1st Lien 5.136%
(LIBOR03M + 2.75%) 6/7/23 ●	1,638,860	1,637,452
Natgasoline Tranche B 1st Lien 0.00% 10/31/25 ● X	3,685,000	3,666,575
Neiman Marcus Group 1st Lien 5.531% (LIBOR01M +
3.25%) 10/25/20 ●	912,605	832,562
NFP Tranche B 1st Lien 5.302% (LIBOR01M + 3.00%)
1/8/24 ●	2,538,483	2,534,041
Northriver Midstream Finance Tranche B 1st Lien 5.646%
(LIBOR03M + 3.25%) 10/1/25 ●	3,150,000	3,170,869

NQ-215 [10/18] 12/18 (686817)     5

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
OCI Partners 1st Lien 6.386% (LIBOR03M + 4.00%)
3/13/25 ●	1,492,500	$1,501,828
Panda Hummel Tranche B1 1st Lien 8.302% (LIBOR01M +
6.00%) 10/27/22 =●	1,142,138	1,138,568
Panda Stonewall Tranche B1 1st Lien 7.886% (LIBOR03M
+ 5.50%) 11/13/21 =●	562,320	560,739
Pearl Intermediate Parent 2nd Lien 8.53% (LIBOR01M +
6.25%) 2/1/26 =●	500,000	499,063
Penn National Gaming Tranche B 1st Lien 4.581%
(LIBOR02M + 2.25%) 10/15/25 ●	1,240,000	1,245,135
Pisces Midco Tranche B 1st Lien 6.175% (LIBOR03M +
3.75%) 4/12/25 ●	1,105,230	1,102,697
QBS Parent 1st Lien 6.527% (LIBOR03M + 4.00%)
9/21/25 ●	920,000	926,134
Radiate Holdco Tranche B 1st Lien 5.302% (LIBOR01M +
3.00%) 2/1/24 ●	1,221,400	1,215,217
Refinitiv US Holdings Tranche B 1st Lien 6.052%
(LIBOR01M + 3.75%) 10/1/25 ●	1,624,000	1,611,820
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.552% (LIBOR01M + 3.25%) 6/1/23 ●	1,574,715	1,583,736
Sable International Finance Tranche B4 1st Lien 5.547%
(LIBOR01M + 3.25%) 1/31/26 ●	1,135,000	1,136,497
Scientific Games International Tranche B5 1st Lien 5.046%
(LIBOR02M + 2.75%) 8/14/24 ●	491,275	487,386
Severin Acquisition 1st Lien 5.524% (LIBOR01M + 3.25%)
8/1/25 ●	1,900,000	1,899,407
Sigma US Tranche B2 1st Lien 5.398% (LIBOR03M +
3.00%) 7/2/25 ●	1,066,000	1,064,168
Sinclair Television Group Tranche B2 1st Lien 4.56%
(LIBOR01M + 2.25%) 1/3/24 ●	589,500	589,868
Solenis International 1st Lien 6.311% (LIBOR03M +
4.00%) 12/26/23 ●	1,364,580	1,367,708
Solenis International Tranche B 2nd Lien 10.811%
(LIBOR03M + 8.50%) 6/18/24 =●	1,080,000	1,063,800
Sound Inpatient Physicians 1st Lien 5.302% (LIBOR01M +
3.00%) 6/28/25 ●	847,875	849,995
Sound Inpatient Physicians 2nd Lien 9.052% (LIBOR01M +
6.75%) 6/28/26 ●	500,000	505,000
Specialty Building Products Holdings 1st Lien
0.00% 10/1/25 ● X	2,702,000	2,698,060
Sprint Communications Tranche B 1st Lien 4.813%
(LIBOR01M + 2.50%) 2/2/24 ●	3,040,204	3,038,279
SS&C European Holdings Tranche B4 1st Lien
0.00% 4/16/25 ● X	103,600	103,220

6     NQ-215 [10/18] 12/18 (686817)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
SS&C Technologies Tranche B3 1st Lien 0.00%
(LIBOR01M + 2.25%) 4/16/25 ● X	266,400	$265,422
SS&C Technologies Tranche B5 1st Lien 4.552%
(LIBOR01M + 2.25%) 4/16/25 ●	591,000	589,744
StandardAero Aviation Holdings 1st Lien 6.05%
(LIBOR01M + 3.75%) 7/7/22 ●	2,539,505	2,553,564
Staples 1st Lien 6.343% (LIBOR03M + 4.00%) 9/12/24 ●	2,200,658	2,196,532
Stars Group Holdings Tranche B 1st Lien 5.886%
(LIBOR03M + 3.50%) 7/10/25 ●	2,791,250	2,803,462
Summit Midstream Partners Holdings Tranche B 1st Lien
8.302% (LIBOR01M + 6.00%) 5/21/22 ●	2,035,072	2,047,792
Surgery Center Holdings 1st Lien 5.57% (LIBOR03M +
3.25%) 8/31/24 ●	980,019	979,406
Tenneco Tranche B 1st Lien 5.052% (LIBOR01M + 2.75%)
10/1/25 ●	847,000	845,677
Titan Acquisition Tranche B 1st Lien 5.302% (LIBOR01M +
3.00%) 3/28/25 ●	2,166,270	2,045,320
TMS International Tranche B2 1st Lien 5.187% (LIBOR03M
+ 2.75%) 8/14/24 ●	919,918	919,918
TransDigm Tranche F 1st Lien 4.802% (LIBOR01M +
2.50%) 6/9/23 ●	1,650,255	1,644,817
Tribune Media Tranche B 1st Lien 5.302% (LIBOR01M +
3.00%) 12/27/20 ●	35,259	35,380
Tribune Media Tranche C 1st Lien 5.302% (LIBOR01M +
3.00%) 1/27/24 ●	912,330	915,455
Trident TPI Holdings 1st Lien 5.552% (LIBOR01M +
3.25%) 10/5/24 ●	2,022,300	2,009,660
Tronox Blocked Borrower Tranche B 1st Lien 5.302%
(LIBOR01M + 3.00%) 9/22/24 ●	317,400	317,202
Tronox Finance Tranche B 1st Lien 5.302% (LIBOR01M +
3.00%) 9/22/24 ●	732,462	732,004
United Rentals North America Tranche B 1st Lien
0.00% 10/31/25 ● X	3,275,000	3,293,422
Unitymedia Finance Tranche E 1st Lien 4.28% (LIBOR01M
+ 2.00%) 6/1/23 ●	1,500,000	1,499,731
Universal Health Services Tranche B 1st Lien
0.00% 10/31/25 ● X	1,840,000	1,849,200
Univision Communications Tranche C5 1st Lien 5.052%
(LIBOR01M + 2.75%) 3/15/24 ●	1,707,269	1,640,758
UPC Financing Partnership Tranche AR 1st Lien 4.78%
(LIBOR01M + 2.50%) 1/15/26 ●	832,911	830,699
USI Tranche B 1st Lien 5.386% (LIBOR03M + 3.00%)
5/16/24 ●	520,388	518,046
USIC Holdings 1st Lien 5.552% (LIBOR01M + 3.25%)
12/9/23 ●	2,474,825	2,486,685

NQ-215 [10/18] 12/18 (686817)     7

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
USS Ultimate Holdings 2nd Lien 10.052% (LIBOR01M +
7.75%) 8/25/25 ●	1,250,000	$1,252,344
USS Ultimate Holdings Tranche B 1st Lien 6.052%
(LIBOR01M + 3.75%) 8/25/24 ●	990,000	996,187
Utz Quality Foods 1st Lien 5.802% (LIBOR01M + 3.50%)
11/21/24 ●	1,343,971	1,350,691
Vantage Specialty Chemicals 2nd Lien 10.777%
(LIBOR03M + 8.25%) 10/26/25 ●	890,000	892,966
Vantage Specialty Chemicals Tranche B 1st Lien 5.806%
(LIBOR01M + 3.50%) 10/28/24 ●	1,356,583	1,362,097
VeriFone Systems 1st Lien 6.322% (LIBOR03M + 4.00%)
8/20/25 ●	2,010,000	2,014,020
Verscend Holding Tranche B 1st Lien 6.802% (LIBOR01M
+ 4.50%) 8/27/25 ●	2,120,000	2,137,225
Vistra Operations Tranche B3 1st Lien 4.293% (LIBOR01M
+ 2.00%) 12/1/25 ●	2,072,805	2,068,919
Visual Comfort Group 2nd Lien 9.242% (LIBOR01M +
8.00%) 2/28/25 =●	1,365,198	1,380,556
Weight Watchers International Tranche B 1st Lien 7.15%
(LIBOR03M + 4.75%) 11/29/24 ●	1,949,367	1,964,783
Welbilt Tranche B 1st Lien 4.782% (LIBOR03M + 2.50%)
10/23/25 ●	1,835,000	1,835,000
Wynn Resorts Tranche B 1st Lien 0.00% 10/22/24 ● X	525,000	524,590
Zekelman Industries 1st Lien 4.623% (LIBOR03M +
2.25%) 6/14/21 ●	1,420,518	1,420,296
Total Loan Agreements (cost $192,541,864)		192,730,031

Short-Term Investments – 4.07%
Discount Note – 0.62%≠
Federal Home Loan Bank 2.00% 11/1/18	1,336,205	1,336,205
		1,336,205
Repurchase Agreements – 3.45%
Bank of America Merrill Lynch
2.12%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $1,027,910 (collateralized by US
government obligations 0.00% 5/15/19–8/15/31;
market value $1,048,407)	1,027,850	1,027,850
Bank of Montreal
2.10%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $2,826,752 (collateralized by US
government obligations 0.00%–3.75%
11/1/18–2/15/47; market value $2,883,119)	2,826,587	2,826,587

8     NQ-215 [10/18] 12/18 (686817)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
2.17%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $3,629,659 (collateralized by US
government obligations 0.00%–8.00%
2/28/19–8/15/46; market value $3,702,029)	3,629,440	$3,629,440
		7,483,877
Total Short-Term Investments (cost $8,820,082)		8,820,082

Total Value of Securities – 100.67%
(cost $218,487,784)		218,111,465
Liabilities Net of Receivables and Other Assets – (0.67%)		(1,450,077)
Net Assets Applicable to 26,057,468 Shares Outstanding – 100.00%		$216,661,388

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2018, the aggregate value of Rule 144A securities was $8,298,121, which represents 3.83% of the Fund’s net assets.
❆	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Oct. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X	This loan will settle after Oct. 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

NQ-215 [10/18] 12/18 (686817)     9

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Oct. 31, 2018:

	Principal
Borrower	Amount	Cost	Value
Heartland Dental
Tranche DD 1st Lien
3.75% 4/30/25	$241,696	$241,696	$241,192
Bulldog Purchaser
Intermediate
Holdings 2
Tranche DD 1st Lien
5.077% 9/5/25	322,429	322,429	322,731

Summary of Abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-kind
USD – US Dollar

See accompanying notes.

10     NQ-215 [10/18] 12/18 (686817)

Notes
Delaware Floating Rate Fund	October 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Income Funds (Trust) – Delaware Floating Rate Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, July 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-215 [10/18] 12/18 (686817)     11

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2018:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$16,561,352	$—	$16,561,352
Loan Agreements[1]	187,280,043	5,449,988	192,730,031
Short-Term Investments	8,820,082	—	8,820,082
Total Value of Securities	$212,661,477	$5,449,988	$218,111,465

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs or matrix-priced investments and Level 3 investments represent investments with significant unobservable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	97.08%	2.92%	100.00%

12     NQ-215 [10/18] 12/18 (686817)

(Unaudited)

During the period ended Oct. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Loan Agreement
Balance as of 7/31/18	$4,377,328
Net realized gain (loss)	1,896
Net change in unrealized appreciation (depreciation)	20,776
Purchases	834,281
Sales	(129,508)
Transfers into Level 3	3,648,571
Transfers out of Level 3	(3,125,148)
Balance as of 10/31/18	$5,628,196
Net change in unrealized appreciation (depreciation)
from investments still held at the end of the period	$34,821

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

NQ-215 [10/18] 12/18 (686817)     13

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

14     NQ-215 [10/18] 12/18 (686817)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: